UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                  Investment Company Act file number 811-22069
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                     UST Global Private Markets Fund, LLC
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               (Exact name of registrant as specified in charter)

                               100 Federal Street
                                Boston, MA 02110
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              (Address of principal executive offices) (Zip code)

                      Bank of America Capital Advisors, LLC
                                100 Federal Street
                                 Boston, MA 02110
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                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800)647-6972
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                       Date of fiscal year end: March 31
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                    Date of reporting period: June 30, 2008
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Item 1.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2007 TO JUNE 30, 2008

During the period July 1, 2007 to June 30, 2008, UST Global Private Markets Fund, LLC did not vote any proxies.


                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant UST Global Private Markets Fund, LLC
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By (Signature and Title)* /s/ James D. Bowden
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                              James D. Bowden
                              Principal Executive Officer

Date August 29, 2008
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*Print the name and title of each signing officer under his or her signature.